Taxes on Income (Deferred Taxes by Currency) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income taxes [Line Items]
Deferred income taxes	$ (337)	$ (273)	$ (237)
Israel, New Shekels
Deferred income taxes [Line Items]
Deferred income taxes	(420)	(368)
Euro Member Countries, Euro
Deferred income taxes [Line Items]
Deferred income taxes	38	51
Brazilian Real [Member]
Deferred income taxes [Line Items]
Deferred income taxes	24	28
British Pound [Member]
Deferred income taxes [Line Items]
Deferred income taxes	11	16
US Dollar [Member]
Deferred income taxes [Line Items]
Deferred income taxes	1	(8)
Other Currency [Member]
Deferred income taxes [Line Items]
Deferred income taxes	$ 9	$ 8